INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Cost of inventories recognised as expense during period	$ 3,861,891	$ 3,662,348	$ 3,510,009
Decrease (increase) in inventories of finished goods and work in progress	26,877	2,038	1,264
Provision for inventory obsolescence	53,180	26,303
Inventory write-down	$ 1,734	$ 6,760	$ 1,427